CURRENT AND DEFERRED TAXES - Schedule of deferred tax expense and current income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (expense)/benefit
Current tax (expense) benefit	$ (26,263)	$ (12,659)	$ (14,064)
Adjustments to the current tax of the previous year	0	(193)	0
Total current tax (expense) benefit	(26,263)	(12,852)	(14,064)
Deferred income taxes
(Expense)/benefit for deferred tax recognition for tax losses	243	17,492	0
Deferred income for relative taxes to the creation and reversal of temporary differences	9,531	(19,582)	5,150
Total deferred income tax	9,774	(2,090)	5,150
Income tax (expense)/benefit	$ (16,489)	$ (14,942)	$ (8,914)